TYPE:	13F-HR
PERIOD 12/31/2008
FILER
   CIK	1166385
   CCC	mhxtav#6
SUBMISSION - CONTACT
   NAME	S. Buccafusco
   PHONE 908-598-0909

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tradition Capital Management, LLC
Address: 129 Summit Avenue
	 Summit, NJ 07901

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sharon Buccafusco, Associate Compliance Officer
Phone:   908-598-0909


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4831    83958 SH       Sole                    44892             39066
Abbott Laboratories            COM              002824100     7007   131299 SH       Sole                    75089             56210
Adobe Systems                  COM              00724F101      205     9625 SH       Sole                     2800              6825
Akamai Tech                    COM              00971T101     4819   319367 SH       Sole                   189967            129400
Amdocs Limited                 COM              G02602103     5989   327436 SH       Sole                   190846            136590
Annaly Capital Management      COM              035710409     6970   439191 SH       Sole                   244491            194700
Apache                         COM              037411105     6266    84074 SH       Sole                    48282             35792
Avery Dennison                 COM              053611109     1823    55713 SH       Sole                    30503             25210
BP PLC ADS                     COM              055622104     1351    28902 SH       Sole                    17003             11899
Barrick Gold Corp.             COM              067901108      299     8138 SH       Sole                     4488              3650
Becton Dickinson               COM              075887109      291     4250 SH       Sole                      950              3300
Berkshire Hathaway Class A     COM              084670108      290        3 SH       Sole                        1                 2
Berkshire Hathaway Class B     COM              084670207      527      164 SH       Sole                       46               118
Chevron                        COM              166764100     1107    14967 SH       Sole                     8722              6245
Chubb Corp                     COM              171232101     3953    77511 SH       Sole                    40661             36850
Coca-Cola Company              COM              191216100     4928   108855 SH       Sole                    60615             48240
Colgate-Palmolive              COM              194162103      651     9500 SH       Sole                     3700              5800
ConocoPhillips                 COM              20825C104     6125   118247 SH       Sole                    63018             55229
Diamond Offshore Drilling      COM              25271C102     2629    44610 SH       Sole                    24095             20515
Digital Creative Dev CP        COM              25384B108        0    10000 SH       Sole                                      10000
E.I. DuPont de Nemour          COM              263534109      260    10267 SH       Sole                     3737              6530
Ecolab                         COM              278865100      296     8425 SH       Sole                     2950              5475
Endurance Specialty Holdings   COM              G30397106     5045   165240 SH       Sole                   101425             63815
Exxon Mobil                    COM              30231G102     5754    72082 SH       Sole                    36282             35800
Foster Wheeler Ltd             COM              G36535139     4532   193856 SH       Sole                   107721             86135
General Electric               COM              369604103     1285    79324 SH       Sole                    38089             41235
Google Inc.                    COM              38259P508     3898    12669 SH       Sole                     7162              5507
Hain Celestial                 COM              405217100     5110   267702 SH       Sole                   149372            118330
Hansen Natural                 COM              411310105     8402   250590 SH       Sole                   148560            102030
IBM Corp                       COM              459200101      240     2849 SH       Sole                      709              2140
Illinois Tool Works            COM              452308109      224     6400 SH       Sole                     6400
Interdigital Inc.              COM              45867G101     2778   101020 SH       Sole                    58195             42825
Inv 2x- 1x+ S&P500 DBAB Struct COM              2515A0WY5     2358  2370000 SH       Sole                   495000           1875000
Johnson & Johnson              COM              478160104     8523   142450 SH       Sole                    75197             67253
Kimberly-Clark                 COM              494368103     3389    64251 SH       Sole                    36306             27945
Marathon Oil Corp              COM              565849106     4956   181144 SH       Sole                   104212             76932
Microsoft                      COM              594918104     7575   389638 SH       Sole                   217918            171720
Nike Inc- Cl 'B'               COM              654106103     4206    82472 SH       Sole                    44994             37478
Noble Energy                   COM              655044105      246     5000 SH       Sole                     2800              2200
Nokia Corporation              COM              654902204     7734   495778 SH       Sole                   278648            217130
Novartis AG-ADR                COM              66987V109     4497    90382 SH       Sole                    50317             40065
NutriSystem                    COM              67069d108     4176   286210 SH       Sole                   177595            108615
Parker Hannifin                COM              701094104     5203   122302 SH       Sole                    69091             53211
PepsiCo                        COM              713448108     5162    94252 SH       Sole                    49352             44900
Pfizer                         COM              717081103       29     1640 SH       Sole                     1640                 0
Portal Resources Ltd           COM              736114109        1    20000 SH       Sole                    20000
Proctor & Gamble               COM              742718109      959    15517 SH       Sole                    10652              4865
Royal Dutch Shell PLC - ADR B  COM              780259107      269     5230 SH       Sole                     1855              3375
Rydex Inverse 2x S&P500 ETF    COM              78355W767    14582   129328 SH       Sole                    69308             60020
Sabine Royalty Trust           COM              785688102      372     9075 SH       Sole                     1375              7700
Sanofi-Aventis                 COM              80105N105     7352   228621 SH       Sole                   131621             97000
Schering-Plough                COM              806605101     9651   566687 SH       Sole                   322402            244285
Smithtown Bancorp              COM              832449102      260    16233 SH       Sole                     8085              8148
Synchronoss Technologies Inc.  COM              87157B103     2536   237870 SH       Sole                   137155            100715
Terex Corp                     COM              880779103     5621   324530 SH       Sole                   180935            143595
Teva Pharmaceutical            COM              881624209     7625   179111 SH       Sole                   100240             78871
Transocean Ltd                 COM              H8817H100     4029    85265 SH       Sole                    48550             36715
Trinity Industries             COM              896522109     3785   240145 SH       Sole                   141415             98730
UltraShort Industrials ProShar COM              74347R594     1431    26448 SH       Sole                    14383             12065
UltraShort Oil & Gas ProShares COM              74347R586     2487    99335 SH       Sole                    53460             45875
UltraShort Russell 2000 ProSha COM              74347R834     4453    70235 SH       Sole                    38570             31665
UltraShort Technology ProShare COM              74347R578     4057    51605 SH       Sole                    28305             23300
Unilever N.V.                  COM              904784709      364    14836 SH       Sole                     5552              9284
Unilever PLC ADR               COM              904767704     1179    51208 SH       Sole                    29708             21500
United Technologies            COM              913017109      446     8327 SH       Sole                     5677              2650
Vodafone Group PLC ADS         COM              92857W209     8248   403499 SH       Sole                   224781            178718
Vulcan Materials Co. (Holding  COM              929160109      215     3090 SH       Sole                      940              2150
Walt Disney                    COM              254687106     5811   256116 SH       Sole                   147761            108355
Wyeth                          COM              983024100      221     5900 SH       Sole                     2600              3300
XTO Energy Inc.                COM              98385X106     2497    70789 SH       Sole                    41129             29660
Yahoo!                         COM              984332106     2690   220510 SH       Sole                   127010             93500
S&P 500 Index SPDR Trust Serie COM              78462F103     1545 17119.669 SH      Sole                16109.002          1010.667
Schwab S&P 500 Index Fund      COM              808509855      119 8525.994 SH       Sole                 7813.808           712.186

/TEXT
/DOCUMENT
/SUBMISSION